Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4 – Fair Value Measurements

The Company follows FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to measure and disclosure the fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of fair value hierarchy defined by ASC 820 are described below:

Level 1 - Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 - Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3 - Pricing inputs that are generally unobservable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts reported in the Company’s condensed consolidated financial statements for cash, accounts payable and accrued expenses approximate their fair value because of the immediate or short-term nature of these financial instruments.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated.

The following table presents liabilities that are measured and recognized at fair value as of June 30, 2020 and December 31, 2019, on a recurring basis:

	June 30, 2020
	Level 1	Level 2	Level 3	Total Carrying Value
Derivative liabilities	$—	—	1,013,682	$1,013,682

	December 31, 2019
	Level 1	Level 2	Level 3	Total Carrying Value
Derivative liabilities	$—	—	183,451	$183,451

NOTE 4 – FAIR VALUE MEASUREMENTS

The Company follows FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to measure and disclosure the fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of fair value hierarchy defined by ASC 820 are described below:

Level 1 Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3 Pricing inputs that are generally unobservable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts reported in the Company’s consolidated financial statements for cash, accounts payable and accrued expenses approximate their fair value because of the immediate or short-term nature of these financial instruments.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated.

On March 7, 2014, Kannalife Sciences, Inc. (“Kannalife”) entered into an agreement with General Hemp LLC (“General Hemp”) through its wholly owned subsidiary Kannaway LLC (“Kannaway”) for certain rights and agreements to where each company would exchange 4.99% of each Company’s equity, by way of a stock swap. As such, Kannalife would receive a 4.99% equity stake in Kannaway and Kannaway would receive 6,408,980 shares of restricted common stock of Kannalife.

On or about April 2014, Kannalife delivered 6,408,980 of the aforementioned Kannalife restricted common stock to General Hemp on behalf of Kannaway and such shares were made to Kannaway as the beneficiary. The Company recorded the fair market value of the common stock at $256,359 or $0.04. The Company valued the shares based upon other transactions of the Company's common stock around the same time frame. The Company accounted for the transaction as a cost investment.

On or about December 2015, Medical Marijuana, Inc. (“MJNA”) purchased Kannaway from General Hemp for which due to a dispute between the Company and General Hemp, the Company wasn't provided any of the consideration. On June 1, 2018, the Company received 41,583,333 shares of MJNA common stock pursuant to a settlement agreement effective July 15, 2017. MJNA is a significant shareholder of the Company and their Chief Executive Officer is also on the Company's Board of Directors.

The following table presents assets that are measured and recognized at fair value as of December 31, 2018, on a recurring basis:

	December 31, 2018
	Level 1	Level 2	Level 3	Total Carrying Value
Marketable securities – Medical Marijuana, Inc.	$2,579,640	—	—	$2,579,640

As of December 31, 2019, the Company did not own any shares of MJNA stock.

The following table presents liabilities that are measured and recognized at fair value as of December 31, 2019, on a recurring basis:

	December 31, 2019
	Level 1	Level 2	Level 3	Total Carrying Value
Derivative liabilities	$—	—	183,451	$183,451